Provisions for other liabilities and charges, and contingent liabilities	12 Months Ended
Mar. 31, 2023
Disclosure of contingent liabilities [abstract]
Provisions for other liabilities and charges, and contingent liabilities	Provisions for other liabilities and charges, and contingent liabilities

(EUR thousand)	For the financial year ended March 31
Provisions	2023	2022
Opening balance at April 1	2,313	2,202
Acquisition of subsidiaries	—	9
Additional provisions	367	86
Utilizations	(27)	—
Unwinding of discount	33	33
Reversals	(6)	(9)
Exchange differences	(6)	(8)
Closing balance at March 31	2,674	2,313

Current	1,444	—
Non-current	1,230	2,313
Total Provisions	2,674	2,313
Provisions primarily relate to a legal claim in Portugal and to non-income tax risks in respect of social contributions in France; the latter is expected to be settled in the next 12 months. Provision charges are recognized within operating expenses and the unwinding of discount within finance costs in the income statement.
Litigation
The Group has not been involved in any legal or arbitration proceedings which may have or have had a significant effect on the Group's financial position during the last 12 months preceding the date of this document.
No contingent liabilities were identified by the Group.